Derivative Instruments (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Derivative Instruments
Estimated period expected to be reclassified	12 months
Foreign currency cash flow fedge loss to be reclassified during next 12 months	$ 2,132